Revenue - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,570	$ 2,503
Additions	4,719	2,577
Write-offs, net of recoveries	(3,162)	(2,510)
Ending balance	$ 4,127	$ 2,570